Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common shares - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator Earnings allocable to Class A common stock
Interest income on Trust account	$ 13,691	$ 16,161
Class A common stock net earnings	$ 13,691	$ 16,161
Denominator: Weighted average Class A shares
Class A Common stock, basic and diluted (in Shares)	10,355,000	6,338,515
Earnings/basic and diluted per share Class A common stock (in Dollars per share)	$ 0.00	$ 0.00
Numerator: Net income minus Earnings allocable to Class A common stock
Net income (loss)	$ (9,435,532)	$ 1,419,645
Less: Earnings allocable to Class A common stock	13,691	16,161
Class B net income	$ (9,449,223)	$ 1,403,484
Denominator: weighted average Class B common stock
Class B common stock, basic and diluted (in Shares)	2,500,000	2,500,000
Income/Basic and diluted per share Class B common stock (in Dollars per share)	$ (3.78)	$ 0.56